FINANCE LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Schedule of Finance Lease Receivables Maturity
Finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Not later than 1 year	339	308	3	18
Later than 1 year and not later than 2 years	135	180	2	2
Later than 2 years and not later than 3 years	222	143	15	2
Later than 3 years and not later than 4 years	110	191	—	7
Later than 4 years and not later than 5 years	46	110	—	2
Later than 5 years	150	571	—	—
Gross investment in finance leases	1,002	1,503	20	31
Unearned future finance income on finance leases	(147)	(440)	—	—
Rentals received in advance	(12)	(16)	—	(1)
Net investment in finance leases	843	1,047	20	30
The net investment in finance leases represents amounts recoverable as follows:

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Not later than 1 year	280	237	3	17
Later than 1 year and not later than 2 years	108	135	2	2
Later than 2 years and not later than 3 years	198	104	15	2
Later than 3 years and not later than 4 years	94	159	—	7
Later than 4 years and not later than 5 years	35	86	—	2
Later than 5 years	128	326	—	—
Net investment in finance leases	843	1,047	20	30